Financial risk management activities - Assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 7,396	$ 7,672	$ 8,150
Liabilities	3,705	3,932	5,491
Other equity securities FVTPL
Disclosure of fair value measurement of assets [line items]
Assets	0	0	14
Other equity securities FVTPL | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0		14
Other equity securities FVOCI
Disclosure of fair value measurement of assets [line items]
Assets	127	186	47
Other equity securities FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	127	186	47
Deferred compensation asset
Disclosure of fair value measurement of assets [line items]
Assets	28	28
Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 28	$ 28
Gold and oil derivative contracts
Disclosure of fair value measurement of assets [line items]
Liabilities			13
Gold and oil derivative contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities			$ 13